Fair value of financial instruments - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net fair value gains (losses) on financial liabilities designated as at FVTPL	$ (5,838)	$ 1,524
Insurance [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ 2,251	$ (107)